Related Party Balances and Transactions - Additional Information (Details)							6 Months Ended
	Apr. 06, 2022 USD ($)	Apr. 06, 2022 CNY (¥)	Apr. 13, 2021 USD ($)	Apr. 13, 2021 CNY (¥) USD ($)	Jul. 06, 2020 USD ($) m²	Jul. 06, 2020 CNY (¥) m²	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Balances and Transactions
Due to related parties							$ 971,919		$ 1,847,421			$ 1,847,421
Proceeds from related party							9,333,670	$ 161,589
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Related Party Balances and Transactions
Due to related parties							$ 794,232		806,556			$ 806,556
Mr.Hengwei Chen
Related Party Balances and Transactions
Due to related parties									902,141
Mr.Hengwei Chen | Shangchi Automobile [Member]
Related Party Balances and Transactions
Equity interest							70.00%
Equity interest issued | shares							2,500,000
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates
Related Party Balances and Transactions
Due to related parties							$ 177,687		$ 138,724
Forasen Food | Tantech Bamboo [Member]
Related Party Balances and Transactions
Production facilities square meters | m²					1,914	1,914
Term of rent					10 years	10 years
Monthly rent expense					$ 5,900	¥ 38,280
Rent income							67,166
Nongmi Food | Tantech Bamboo [Member]
Related Party Balances and Transactions
Production facilities square meters			1,180	1,180
Term of rent			10 years	10 years
Monthly rent expense			$ 2,400	¥ 15,338
Rent income							19,541
Nongmi Biotechnology | Tantech Bamboo [Member]
Related Party Balances and Transactions
Production facilities square meters			1,914	1,914
Term of rent			10 years	10 years
Monthly rent expense			$ 5,900	¥ 38,280
Rent income							$ 50,100
Entrusted Bank Account under Mr. Zhengyu Wang, Chairman and previous CEO
Related Party Balances and Transactions
Due to related parties										$ 9,852,517	¥ 65,991,404
Proceeds from related party	$ 9,852,517	¥ 65,991,404
Related party interest income	$ 137,816	¥ 923,079